ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. ("AirMedia" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") operate its out-of-home advertising network, primarily air travel advertising network, in the People's Republic of China (the "PRC").

The Group provides advertising time slots in the form of TV-attached digital frames, digital TV screens in airports, digital TV screens on airplanes, and media contents display in air travel. Collaborating with our partners, AirMedia serves airline travelers with interactive entertainment and a coverage of breaking news, and furnishes corporate clients with advertisements tailored to the perceptions of the travelers.

The Group started gas station media network and explored the on train and long-haul bus Wi-Fi business in 2009 and 2015, respectively. The Group obtained concession rights to develop and operate an outdoor advertising network in Sinopec gas stations throughout China to play advertisements on outdoor advertising platforms such as LED screens, billboards and light boxes at Sinopec gas stations and several concession rights from railway administration bureaus, long-haul bus operators in China to install and operate our Wi-Fi systems to provide Wi-Fi connections to passengers to improve travelers’ experience. In view of the underperformance of recent years ascribed to the wide spread of affordable 4G or 5G technology, to achieve the resources realignment for the focused development of the in-flight media and connectivity business, the Group ceased our operations of Wi-Fi service on long-haul buses and our gas station media services, and scaled down operations in providing Wi-Fi services on trains in 2018. These disposals do not represent a strategic shift on our advertising business which have no major effect on the Group’s results of operations respectively. Accordingly, assets and liabilities, revenues and expenses, and cash flows related to the disposed entities is not required to be reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

As of issuance date of this report, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:

Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands ("BVI")	100%

Air Net International Limited (Formerly AirMedia International Limited) ("Air Net International")	July 14, 2007	BVI	100%

Air Net (China) Limited (Fomerly AirMedia (China) Limited) ("AN China")	August 5, 2005	Hong Kong	100%

Subsidiaries:

Yuehang Chuangyi Technology (Beijing) Co., Ltd. (Formerly AirMedia Technology (Beijing) Co., Ltd.) ("Chuangyi Technology")	September 19, 2005	the PRC	100%

Shenzhen Yuehang Information Technology Co., Ltd. (Formerly Shenzhen AirMedia Information Technology Co., Ltd.) ("Shenzhen Yuehang")	June 6, 2006	the PRC	100%

Xi'an Shengshi Dinghong Information Technology Co., Ltd. (Formerly Xi'an AirMedia Chuangyi Technology Co., Ltd.) ("Xi'an Shengshi")	December 31, 2007	the PRC	100%

VIEs:

Beijing Linghang Shengshi Advertising Co., Ltd. (Formerly Beijing AirMedia Shengshi Advertising Co., Ltd.) ("Linghang Shengshi ")	August 7, 2005	the PRC	N/A

Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”)	May 6, 2016	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang")	January 16, 2008	the PRC	N/A

AirMedia Online Network Technology Group Co., Ltd. (Formerly AirMedia Online Network Technology Co., Ltd.) ("AM Online")	April 30, 2015	the PRC	N/A

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs' subsidiaries:

Beijing Airnet Pictures Co., Ltd. (Formerly Beijing AirMedia Film & TV Culture Co., Ltd.) ("Airnet Pictures")	September 13, 2007	the PRC	N/A

Beijing Zhihe Xianglong Advertising Co., Ltd. (Formerly Flying Dragon Media Advertising Co., Ltd.) ("Flying Dragon")	August 1, 2008	the PRC	N/A

Wenzhou Yuehang Advertising Co., Ltd. (Formerly Wenzhou AirMedia Advertising Co., Ltd.) ("Wenzhou Yuehang")	October 17, 2008	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media")	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Online Network Technology Co., Ltd. (Formerly Guangzhou Meizheng Advertising Co., Ltd.) ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Beijing Yuehang Tianyi Electronic Information Technology Co., Ltd. (Formerly Beijing AirMedia Tianyi Information Technology Co., Ltd.) ("Yuehang Tianyi")	September 25, 2013	the PRC	N/A

Wangfan Linghang Mobile Network Technology Co., Ltd. (Formerly AirMedia Mobile Network Technology Co., Ltd. ("Linghang")	April 23, 2015	the PRC	N/A

Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech")	June 18, 2015	the PRC	N/A

AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile")	April 27, 2015	the PRC	N/A

Beijing Wangfan Jiaming Pictures Co., Ltd. (Formerly Beijing AirMedia Jiaming Film & TV Culture Co., Ltd.) ("Wangfan Jiaming")	December 31, 2015	the PRC	N/A

Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A

Beijing Wangfan Jiaming Advertising Co.,Ltd. (Formerly Beijing AirMedia Jiaming Advertising Co., Ltd.) ("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Shandong Airmedia Cheweishi Network Technology Co., Ltd. (Formerly Shandong Airmedia Car Safety Technology Co.,Ltd.) (“Shangdong Cheweishi”)	July 21, 2016	the PRC	N/A

Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A

Wangfan Tongda Culture Development (Beijing) Co., Ltd. (“Tongda Culture”)	May 11, 2018	the PRC	N/A

Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”)	May 17, 2018	the PRC	N/A

Beijing Airport United Culture Media Co., Ltd. (“Airport United”)	June 19, 2018	the PRC	N/A

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

One of the Company's subsidiary, AN China, the 100% shareholder of Chuangyi Technology, Shenzhen Yuehang, and Xi’an Shengshi, has been engaged in the advertising business in Hong Kong since September 2008.

The Group conducts substantially all of its activities through VIEs, i.e. Linghang Shengshi, Beijing Yuehang and AM Online, and the VIEs' subsidiaries. The VIEs have entered into the following series of agreements with Chuangyi Technology:

•
Technology support and service agreement:
 Chuangyi Technology provides exclusive technology support and consulting services to the VIEs and in return, the VIEs are required to pay Chuangyi Technology service fees. The VIEs pay to Chuangyi Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to Chuangyi Technology, a net cost-plus rate of no less than 0.5% in the case of Linghang Shengshi, and Jiaming Advertising, or 1.0% in the case of Beijing Yuehang, which final rate should be determined by Chuangyi Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service fees for each given year payable by AM Online to Chuangyi Technology under AM Online’s technology support and service agreement shall be determined by AM Online and Chuangyi Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of Chuangyi Technology that provides services to AM Online, the number of service hours, the nature and value of the services provided by Chuangyi Technology, the extent to which Chuangyi Technology provides patent or other license to AM Online in its provision of technology support and service and the correlation between AM Online’s results of operations and the technology support and service provided by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with Chuangyi Technology to determine the new fee. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

•
Technology development agreement:
 VIEs exclusively engaged Chuangyi Technology to provide technology development services. Chuangyi Technology owns the intellectual property rights developed in the performance of these agreements. Except for AM Online, the VIEs pay to Chuangyi Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to Chuangyi Technology, a net cost-plus rate of no less than 0.5% in the case of Linghang Shengshi, and Jiaming Advertising, which final rate should be determined by Chuangyi Technology. It is at Chuangyi Technology's sole discretion that the rate and amount of fees ultimately charged the VIEs under these agreements are determined. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development fees for each given year payable by AM Online to Chuangyi Technology under AM Online’s technology development agreement shall be determined by AM Online and Chuangyi Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of Chuangyi Technology that provides services to AM Online, the number of service hours, the nature and value of the services provided by Chuangyi Technology, the extent to which Chuangyi Technology provides patent or other license to AM Online in its provision of technology development service and the correlation between AM Online’s results of operations and the technology development service provided by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with Chuangyi Technology to determine the new fee. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

•
Exclusive Technology Consultation and Service Agreement:
 AM online exclusively engages Chuangyi Technology to provide consultation services in relation to management, training, marketing and promotion. AM Online agrees to pay to Chuangyi Technology the amount of annual service fees as determined by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with Chuangyi Technology to determine the new fees. The exclusive technology consultation and service agreement remains effective for ten years and such term may be reviewed by Chuangyi Technology’s written confirmation prior to the expiration of the agreement term.

•
Call option agreement
 :
 Under the call option agreements between Chuangyi Technology and the shareholders of Linghang Shengshi, Beijing Yuehang and Jiaming Advertising, the shareholders of those VIEs irrevocably granted Chuangyi Technology or its designated third party an exclusive option to purchase from the VIEs' shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. Under the call option agreements between Chuangyi Technology and the shareholders of AM Online, the shareholders of AM Online irrevocably granted Chuangyi Technology or its designated third party an exclusive option to purchase from the shareholders of AM Online, to the extent permitted under PRC law, all the equity interests in AM Online, as the case may be. To the extent the applicable PRC law does not require the valuation of the subject equity interests and does not otherwise restrict the purchase price for such equity interests, such purchase price shall equal the amount of actual payment made by the respective shareholders of AM Online with respect to the equity interests whether in the form or share capital injection or secondary purchase price. If and where the applicable PRC law requires the valuation of the subject equity interests or otherwise has restrictions on the purchase price for such equity interests, such purchase price shall equal the minimum amount of consideration permitted by the applicable law. In addition, under these agreements (except for the call option agreements between Chuangyi Technology and the shareholders of AM Online), Chuangyi Technology has undertaken to act as guarantor of VIEs in all operations-related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or if the VIEs suffer operating difficulties, provided that the relevant VIE's shareholders satisfy the terms and conditions in the call option agreements. Under PRC laws, to provide an effective guarantee, a guarantor needs to execute a specific written agreement with the beneficiary of the guarantee. As Chuangyi Technology has not entered into any written guarantee agreements with any third party beneficiaries to guarantee the VIEs' performance obligations to these third parties, none of these third parties can demand performance from Chuangyi Technology as a guarantor of the VIEs' performance obligations. The absence of a written guarantee agreement, however, does not affect our conclusion that the Group is  the primary beneficiary of the VIEs and in turn should consolidate the financials of the VIEs. The term of each call option agreement is ten years and such terms can be renewed upon expiration at Chuangyi Technology's sole discretion.

•
Equity pledge agreement:
 Under the equity pledge agreements between Chuangyi Technology and the shareholders of our VIEs other than AM Online, the shareholders of those VIEs pledged all of their equity interests, including the right to receive declared dividends, in those VIEs to Chuangyi Technology to guarantee those VIEs' performance of their obligations under the technology support and service agreement and the technology development agreement. Under the equity pledge agreements between Chuangyi Technology and the shareholders of AM Online, the shareholders of AM Online pledged all of their equity interests, including the right to receive declared dividends, in AM Online to Chuangyi Technology to guarantee the performance by AM Online of its obligations under its call option agreement and its exclusive technology consultation and service agreement. If the VIEs fail to perform their obligations set forth in the applicable agreements, Chuangyi Technology shall be entitled to exercise all the remedies and powers set forth in the provisions of the applicable equity pledge agreements. Those agreements remain effective for as long as the technology support and service agreements and technology development agreement are effective, or, in the case of AM Online, until two years after the term of the obligations under the call option agreement and exclusive technology consultation and service agreement.

•
Authorization letter:
 Each shareholder of the VIEs has executed an authorization letter to authorize Chuangyi Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. The authorization letters by the shareholders of our VIEs other than AM Online will remain effective during the operating periods of the respective VIEs. Such authorization is effective for ten years and such term is renewed upon its expiry at Chuangyi Technology's sole discretion. The authorization letters by the shareholders of AM Online will remain effective for as long as the respective parties remain shareholders of AM Online unless terminated earlier by Chuangyi Technology or the call option agreement with respect to AM Online is terminated prior to its expiration.

Through the above contractual arrangements, Chuangyi Technology has obtained 100%
of
shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and may receive substantially all of the net income of the VIEs through the technical support and service fees as determined by Chuangyi Technology at its sole discretion. Accordingly, the Group has consolidated the VIEs because the Group believes, through the contractual arrangements, (1) Chuangyi Technology could direct the activities of the VIEs that most significantly affect its economic performance and (2) Chuangyi Technology could receive substantially all of the benefits that could be potentially significant to the VIEs. Other than the contractual arrangements described above, because the management and certain employees of Chuangyi Technology also serve in the VIEs as management or employees, certain operating costs paid by Chuangyi Technology, such as payroll costs and office rental, were re-charged to the VIEs.

Chuangyi Technology also entered into loan agreements with each shareholder of AM Online, pursuant to which Chuangyi Technology permits to make loans in an aggregate amount of RMB 40,000 to the shareholders of AM Online solely for the incorporation and capitalization of AM Online. The loan is interest free and the term of the loan is ten years and shall be automatically renewed on an annual basis unless Chuangyi Technology objects. Chuangyi Technology can require the shareholders to repay all or a portion of the loan before the maturity date with a 15 days prior written notice. Under such circumstances, Chuangyi Technology is entitled to, or designate a third party to, buy all or a portion of the shareholders' equity interests in AM Online on a pro rata basis based on the amount of the repaid principal of the loan.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group's ability to control the VIEs also depends on the authorization letters that Chuangyi Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Group's PRC subsidiaries and affiliates;

•	discontinue or restricting the Group's PRC subsidiaries' and affiliates' operations;

•	impose conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

•	require the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, Chuangyi Technology, or the VIEs.

Certain shareholders of
VIEs
are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of
VIEs
. Their interests as beneficial owners of
VIEs
may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of
VIEs
, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of
VIEs
will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of
VIEs
should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of
VIEs
arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement information for AirMedia's VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2017	2018

Total current assets	$73,362	$53,573
Total non-current assets	122,489	60,375

Total assets	195,851	113,948

Total current liabilities	63,302	99,895
Total non-current liabilities	25,528	2,763

Total liabilities	$88,830	$102,658

	For the years ended December 31,
	2016	2017	2018

Net revenues	$16,311	$23,759	$24,546
Net loss	(81,659)	(173,516)	(86,344)

The VIEs contributed an aggregate of 98.8%, 100.0% and 100.0% of the consolidated net revenues for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the VIEs accounted for an aggregate of 85.6% and 87.8%, respectively, of the consolidated total assets, and 85.6% and 88.9%, respectively, of the consolidated total liabilities.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

On December 23, 2018, the State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which On December 23, 2018, the PRC State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which will come into effect on January 1, 2020 and replace the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law, together with their implementation rules and ancillary regulations.